Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Consumer Portfolio Services, Inc. (the “Company”) Citigroup Global Markets Inc.

Capital One Securities, Inc. (together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2024-B – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2024-B_022924_Indictative.xlsx,” provided by the Company on March 8, 2024, containing information on 10,841 automobile retail installment sale contracts (“Receivables”) as of February 29, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2024-B. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.

•	The term “Vehicle Mapping” means email correspondence provided by the Company on March 28, 2024, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

1

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing the following documents for each Sample Receivable (defined below): Installment Sale Contract (not applicable for direct loans), Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Charge letter, Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), Title Document, Insurance Document, Credit Application (not applicable for direct loans), and/or origination details screen in the Company’s servicing system. We accessed the Receivable Files in the Company’s servicing system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions

Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

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Attribute	Receivable File / Instructions

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

We did not observe the presence of Proof of Insurance for Sample Receivables #30 and #74. We observed that the origination details screen in the Company's servicing system for these Sample Receivables indicated they were “Stip Tier 1” (“ST01”) loans, “Stip Tier 2” (“ST02”) loans, or “Stip Tier 3” (“ST03”) loans, which the Company informed us were not required to provide Proof of Insurance pursuant to its underwriting policy. These were not considered exceptions.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

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The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California April 4, 2024

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Exhibit A

Title Documents

Application for Certificate of Title and Registration of Motor Vehicle or Manufactured Home/Mobile Home	Electronic Title in the CPS Title Management System
Application for Certificate of Title	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Motor Vehicle Title	Guarantee of Title (provided by the dealer to CPS)
Application for Certificate of Ownership	Lien Entry Form
Application for Dealer Assignment	Multi-Purpose Application
Application for Registration	MV-1
Application for Title and/or Registration	Notice of Security Interest
Application for Vehicle Transaction	Registration and Title Application
Application for Noting of Lien, Duplicate Title, or Multipurpose Use	Report of Sale and Application for Certificate of Title
Application to Title/Reg. A Vehicle	Title & License Plate Application
Certificate of Title	Title and Registration Application
Dealer Guarantee of Title Delivery	Title Application
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Vehicle Application
Direct Lien Receipt from Office of Motor Vehicle Records and Information	Vehicle Registration/Title Application for Dealer Sales
Direct Lien Filing Record

Acceptable Company Names

CPS	Consumer Portfolio Service
CPS INC	Consumer Portfolio Services
CPS.INC	Consumer Portfolio Srv, INC
CPS Inc.	Consumer Portfolio Svcs Inc
CPS, INC	Consumer Portfolio Srvcs Inc
CPS, Inc.	Consumer Portfolio Svcs, Inc
C.P.S.	CONSUMER PORFOLIO SERVICEC INC
C.P.S. Inc.	Consumer Portfolio Service Inc
CPS Incorporated	Consumer Portfolio Services In
CPS Portfolio Services, INC	Consumer Portfolio Services, I
Consumer Portfolio S	Consumer Portfolio Svcs., Inc.
Consumer Portfolio Inc	Consumer Portfolio Services LLC
Consumer Portfolio Svs	Consumer Portfolio Services Inc
Consumer Portfolio Serv	Consumer Portfolio Services Inc (CPS)
Consumer Portfolio Srvs	Consumer Portfolio ServicesInc
Consumer Portfolio Svcs	Consumer Portfolio Services, Inc
Consumer Portfolio Svcs Q85	Consumer Portfolio Services Inc.
Consumer Portfolio Servic	Consumer Portfolio Services, Inc.
Company’s ELT E-Numbers from different DMV systems	Consumer Portfolio Srvcs Inc.

A-1

Insurance Documents

Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Proof of Insurance/Authorization to Release Insurance Information
Agreement to Furnish Insurance Policy	Insurance Card
Agreement to Maintain Physical Damage Insurance	Insurance Certification
Agreement to Provide Insurance	Insurance Coverage Acknowledgment
Application for Insurance	Insurance Coverage Confirmation
Auto Insurance Coverage Summary	Insurance Declaration Page
Auto Insurance Policy Amended Declarations	Insurance Verification system screenshot
Certificate of Insurance	Letter of Coverage
Certificate of No-fault Insurance	Memorandum of Insurance
Confirmation of Accidental Physical Damage Insurance	Notice of Insurance Requirements showing insurance company name and policy number
Declaration Personal Auto Policy	Notice of Property Insurance
Endorsement Page of Personal Automobile Insurance	Request for Confirmation of Insurance Coverage
Evidence of Insurance/Lienholder Interest	Temporary Proof of Insurance Card
Evidence of Liability Insurance	Vehicle Insurance Information
Financial Responsibility Identification Card	Verification of Coverage
Insurance Binder	Verification of Insurance

A-2

The Sample Receivables

Sample Receivable #	Receivable Number1	Sample Receivable #	Receivable Number1	Sample Receivable #	Receivable Number1
1	2024B001	51	2024B051	101	2024B101
2	2024B002	52	2024B052	102	2024B102
3	2024B003	53	2024B053	103	2024B103
4	2024B004	54	2024B054	104	2024B104
5	2024B005	55	2024B055	105	2024B105
6	2024B006	56	2024B056	106	2024B106
7	2024B007	57	2024B057	107	2024B107
8	2024B008	58	2024B058	108	2024B108
9	2024B009	59	2024B059	109	2024B109
10	2024B010	60	2024B060	110	2024B110
11	2024B011	61	2024B061	111	2024B111
12	2024B012	62	2024B062	112	2024B112
13	2024B013	63	2024B063	113	2024B113
14	2024B014	64	2024B064	114	2024B114
15	2024B015	65	2024B065	115	2024B115
16	2024B016	66	2024B066	116	2024B116
17	2024B017	67	2024B067	117	2024B117
18	2024B018	68	2024B068	118	2024B118
19	2024B019	69	2024B069	119	2024B119
20	2024B020	70	2024B070	120	2024B120
21	2024B021	71	2024B071	121	2024B121
22	2024B022	72	2024B072	122	2024B122
23	2024B023	73	2024B073	123	2024B123
24	2024B024	74	2024B074	124	2024B124
25	2024B025	75	2024B075	125	2024B125
26	2024B026	76	2024B076	126	2024B126
27	2024B027	77	2024B077	127	2024B127
28	2024B028	78	2024B078	128	2024B128
29	2024B029	79	2024B079	129	2024B129
30	2024B030	80	2024B080	130	2024B130
31	2024B031	81	2024B081	131	2024B131
32	2024B032	82	2024B082	132	2024B132
33	2024B033	83	2024B083	133	2024B133
34	2024B034	84	2024B084	134	2024B134
35	2024B035	85	2024B085	135	2024B135
36	2024B036	86	2024B086	136	2024B136
37	2024B037	87	2024B087	137	2024B137
38	2024B038	88	2024B088	138	2024B138
39	2024B039	89	2024B089	139	2024B139
40	2024B040	90	2024B090	140	2024B140
41	2024B041	91	2024B091	141	2024B141
42	2024B042	92	2024B092	142	2024B142
43	2024B043	93	2024B093	143	2024B143
44	2024B044	94	2024B094	144	2024B144
45	2024B045	95	2024B095	145	2024B145
46	2024B046	96	2024B096	146	2024B146
47	2024B047	97	2024B097	147	2024B147
48	2024B048	98	2024B098	148	2024B148
49	2024B049	99	2024B099	149	2024B149
50	2024B050	100	2024B100	150	2024B150

1 The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

B-1